General and Operating Expenses (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
General and operating expenses [line items]
General and operating expenses	₪ 3,906	[1]	$ 1,127	₪ 4,021	₪ 3,876
Terminal equipment and materials [Member]
General and operating expenses [line items]
General and operating expenses	855			831	880
Interconnectivity and payments to domestic and international operators [Member]
General and operating expenses [line items]
General and operating expenses	805			825	909
Maintenance of buildings and sites [Member]
General and operating expenses [line items]
General and operating expenses	584			605	616
Marketing and general expenses [Member]
General and operating expenses [line items]
General and operating expenses	610			706	647
Services and maintenance by sub-contractors [Member]
General and operating expenses [line items]
General and operating expenses	260			261	199
Vehicle maintenance expenses [Member]
General and operating expenses [line items]
General and operating expenses	156			164	167
Content services expenses [Member]
General and operating expenses [line items]
General and operating expenses	₪ 636			₪ 629	₪ 458

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.